STATEMENT OF COMPLIANCE - Restructuring (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Income statement
Cost of sales		$ (3,541)	$ (3,366)	[1],[2]	$ (2,859)	[1],[2]
Gross profit		1,027	1,129	[1],[2]	1,170	[1],[2]
Impairment, derecognition of assets and profit (loss) on disposal		(221)	(315)	[1],[2]	11	[1],[2]
Foreign exchange and fair value adjustments		(154)	(125)	[1],[2]	(46)	[1],[2]
Share of associates and joint ventures’ profit		207	161	[1],[2]	245	[1],[2]
Profit before taxation		63	472	[1],[2]	949	[1],[2]
Taxation		(285)	(221)	[1],[2]	(311)	[1],[2]
Profit (loss) for the year		(222)	251	[1],[2],[3]	638	[1],[2],[3]
Attributable to:
Equity shareholders		(235)	233	[1],[2]	614	[1],[2]
Non-controlling interests		$ 13	$ 18	[1],[2]	$ 24	[1],[2]
Basic earnings (loss) per ordinary share (USD per share)		$ (0.56)	$ 0.55	[1],[2]	$ 1.46	[1],[2]
Diluted earnings (loss) per ordinary share (USD per share)		$ (0.56)	$ 0.55	[1],[2]	$ 1.46	[1],[2]
Headline earnings		$ (46)	$ 489		$ 604
Basic headline earnings (loss) per share (USD per share)		$ (0.11)	$ 1.16		$ 1.44
Diluted headline earnings (loss) per share (USD per share)		$ (0.11)	$ 1.16		$ 1.44
Statement of comprehensive income
Total comprehensive income for the year, net of tax		$ (219)	$ 176	[3]	$ 533	[3]
Statement of financial position
Tangible assets		4,419	4,208	[4]	3,507	[4]
Investments in associates and joint ventures		599	1,091	[4]	1,643	[4]
Deferred taxation		50	23	[4]	7	[4]
Non-current assets		6,001	5,868	[4]	5,867	[4]
Trade, other receivables and other assets		199	237	[4]	257	[4]
Current assets		2,174	2,145	[4]	2,140	[4]
Lease liabilities		98	115	[4]	124	[4]
Environmental rehabilitation and other provisions		636	596	[4]	700	[4]
Non-current liabilities		3,230	3,054	[4]	3,079	[4]
Lease liabilities		73	71	[4]	61	[4]
Trade and other payables	[5]	772	667	[4]	600	[4]
Environmental rehabilitation and other provisions		80	81	[4]	76	[4]
Current liabilities		1,205	884	[4]	827	[4]
Statement of changes in equity
Equity		3,740	4,075	[4]	4,101	[4]	$ 3,788
Share capital and premium
Statement of changes in equity
Equity		420	0		0		0
Reorganisation reserve
Statement of changes in equity
Equity		6,815	7,239		7,223		7,214
Accumulated losses
Income statement
Profit (loss) for the year		(235)	233		614
Statement of comprehensive income
Total comprehensive income for the year, net of tax		(235)	233		614
Statement of changes in equity
Equity		(2,148)	(1,774)		(1,899)		(2,295)
Foreign currency translation reserve
Statement of comprehensive income
Total comprehensive income for the year, net of tax	[6]	(5)	(29)		(25)
Statement of changes in equity
Equity	[6]	(1,446)	(1,441)		(1,412)		(1,387)
Shareholders' equity
Income statement
Profit (loss) for the year		(235)	233		614
Statement of comprehensive income
Total comprehensive income for the year, net of tax		(232)	158		509
Statement of changes in equity
Equity		3,711	4,040		4,047		3,741
Non- controlling interests
Income statement
Profit (loss) for the year		13	18		24
Statement of comprehensive income
Total comprehensive income for the year, net of tax		13	18		24
Statement of changes in equity
Equity		$ 29	35		54		$ 47
As previously reported
Income statement
Cost of sales			(3,362)		(2,857)
Gross profit			1,133		1,172
Impairment, derecognition of assets and profit (loss) on disposal			(304)
Foreign exchange and fair value adjustments			(128)		(43)
Share of associates and joint ventures’ profit			166		249
Profit before taxation			489		958
Taxation			(173)		(312)
Profit (loss) for the year			316		646
Attributable to:
Equity shareholders			297		$ 622
Non-controlling interests			$ 19
Basic earnings (loss) per ordinary share (USD per share)			$ 0.71		$ 1.48
Diluted earnings (loss) per ordinary share (USD per share)			$ 0.71		$ 1.48
Headline earnings			$ 544		$ 612
Basic headline earnings (loss) per share (USD per share)			$ 1.29		$ 1.46
Diluted headline earnings (loss) per share (USD per share)			$ 1.29		$ 1.46
Statement of comprehensive income
Total comprehensive income for the year, net of tax			$ 242		$ 541
Statement of financial position
Tangible assets			4,209		3,493
Investments in associates and joint ventures			1,100		1,647
Deferred taxation			72
Non-current assets			5,927		5,857
Trade, other receivables and other assets					260
Current assets					2,143
Lease liabilities			102
Environmental rehabilitation and other provisions			634		729
Non-current liabilities			3,079		3,108
Lease liabilities			84
Trade and other payables			710		647
Environmental rehabilitation and other provisions			0		0
Current liabilities			859		798
Statement of changes in equity
Equity			4,134		4,094
As previously reported | Share capital and premium
Statement of changes in equity
Equity			7,239		7,223
As previously reported | Reorganisation reserve
Statement of changes in equity
Equity			0		0
As previously reported | Accumulated losses
Statement of changes in equity
Equity			(1,715)		(1,904)
As previously reported | Foreign currency translation reserve
Statement of changes in equity
Equity			(1,440)
As previously reported | Shareholders' equity
Statement of changes in equity
Equity			4,100		4,042
As previously reported | Non- controlling interests
Statement of changes in equity
Equity			34		52
Increase (decrease) due to corporate restructuring
Income statement
Cost of sales			0		0
Gross profit			0		0
Impairment, derecognition of assets and profit (loss) on disposal			0
Foreign exchange and fair value adjustments			0		0
Share of associates and joint ventures’ profit			0		0
Profit before taxation			0		0
Taxation			0		0
Profit (loss) for the year			0		0
Attributable to:
Equity shareholders			0		$ 0
Non-controlling interests			$ 0
Basic earnings (loss) per ordinary share (USD per share)			$ 0		$ 0
Diluted earnings (loss) per ordinary share (USD per share)			$ 0		$ 0
Headline earnings			$ 0		$ 0
Basic headline earnings (loss) per share (USD per share)			$ 0		$ 0
Diluted headline earnings (loss) per share (USD per share)			$ 0		$ 0
Statement of comprehensive income
Total comprehensive income for the year, net of tax			$ 0		$ 0
Statement of financial position
Tangible assets			0		0
Investments in associates and joint ventures			0		0
Deferred taxation			0
Non-current assets			0		0
Trade, other receivables and other assets					0
Current assets					0
Lease liabilities			0
Environmental rehabilitation and other provisions			0		0
Non-current liabilities			0		0
Lease liabilities			0
Trade and other payables			0		0
Environmental rehabilitation and other provisions			0		0
Current liabilities			0		0
Statement of changes in equity
Equity			0		0
Increase (decrease) due to corporate restructuring | Share capital and premium
Statement of changes in equity
Equity			(7,239)		(7,223)
Increase (decrease) due to corporate restructuring | Reorganisation reserve
Statement of changes in equity
Equity			7,239		7,223
Increase (decrease) due to corporate restructuring | Accumulated losses
Statement of changes in equity
Equity			0		0
Increase (decrease) due to corporate restructuring | Foreign currency translation reserve
Statement of changes in equity
Equity			0
Increase (decrease) due to corporate restructuring | Shareholders' equity
Statement of changes in equity
Equity			0		0
Increase (decrease) due to corporate restructuring | Non- controlling interests
Statement of changes in equity
Equity			0		0
Increase (decrease) due to corrections of prior period errors
Income statement
Cost of sales			(4)		(2)
Gross profit			(4)		(2)
Impairment, derecognition of assets and profit (loss) on disposal			(11)
Foreign exchange and fair value adjustments			3		(3)
Share of associates and joint ventures’ profit			(5)		(4)
Profit before taxation			(17)		(9)
Taxation			1		1
Profit (loss) for the year			(16)		(8)
Attributable to:
Equity shareholders			(15)		$ (8)
Non-controlling interests			$ (1)
Basic earnings (loss) per ordinary share (USD per share)			$ (0.04)		$ (0.02)
Diluted earnings (loss) per ordinary share (USD per share)			$ (0.04)		$ (0.02)
Headline earnings			$ (6)		$ (8)
Basic headline earnings (loss) per share (USD per share)			$ (0.01)		$ (0.02)
Diluted headline earnings (loss) per share (USD per share)			$ (0.01)		$ (0.02)
Statement of comprehensive income
Total comprehensive income for the year, net of tax			$ (17)		$ (8)
Statement of financial position
Tangible assets			(1)		14
Investments in associates and joint ventures			(9)		(4)
Deferred taxation			0
Non-current assets			(10)		10
Trade, other receivables and other assets					(3)
Current assets					(3)
Lease liabilities			13
Environmental rehabilitation and other provisions			(38)		(29)
Non-current liabilities			(25)		(29)
Lease liabilities			(13)
Trade and other payables			(43)		(47)
Environmental rehabilitation and other provisions			81		76
Current liabilities			25		29
Statement of changes in equity
Equity			(10)		7
Increase (decrease) due to corrections of prior period errors | Obuasi
Income statement
Cost of sales			0
Gross profit			0
Impairment, derecognition of assets and profit (loss) on disposal			0
Foreign exchange and fair value adjustments			0
Share of associates and joint ventures’ profit			0
Profit before taxation			0
Taxation			(49)
Profit (loss) for the year			(49)
Attributable to:
Equity shareholders			(49)
Non-controlling interests			$ 0
Basic earnings (loss) per ordinary share (USD per share)			$ (0.12)
Diluted earnings (loss) per ordinary share (USD per share)			$ (0.12)
Headline earnings			$ (49)
Basic headline earnings (loss) per share (USD per share)			$ (0.12)
Diluted headline earnings (loss) per share (USD per share)			$ (0.12)
Statement of comprehensive income
Total comprehensive income for the year, net of tax			$ (49)
Statement of financial position
Tangible assets			0
Investments in associates and joint ventures			0
Deferred taxation			(49)
Non-current assets			(49)
Lease liabilities			0
Environmental rehabilitation and other provisions			0
Non-current liabilities			0
Lease liabilities			0
Trade and other payables			0
Environmental rehabilitation and other provisions			0
Current liabilities			0
Statement of changes in equity
Equity			(49)
Increase (decrease) due to corrections of prior period errors | Geita
Income statement
Foreign exchange and fair value adjustments			2		(2)
Increase (decrease) due to corrections of prior period errors | Serra Grande
Income statement
Impairment, derecognition of assets and profit (loss) on disposal			(9)
Increase (decrease) due to corrections of prior period errors | Siguiri
Income statement
Cost of sales			(4)		(2)
Increase (decrease) due to corrections of prior period errors | Share capital and premium
Statement of changes in equity
Equity			0		0
Increase (decrease) due to corrections of prior period errors | Share capital and premium | Obuasi
Statement of changes in equity
Equity			0
Increase (decrease) due to corrections of prior period errors | Reorganisation reserve
Statement of changes in equity
Equity			0		0
Increase (decrease) due to corrections of prior period errors | Reorganisation reserve | Obuasi
Statement of changes in equity
Equity			0
Increase (decrease) due to corrections of prior period errors | Accumulated losses
Statement of changes in equity
Equity			(10)		5
Increase (decrease) due to corrections of prior period errors | Accumulated losses | Obuasi
Statement of changes in equity
Equity			(49)
Increase (decrease) due to corrections of prior period errors | Foreign currency translation reserve
Statement of changes in equity
Equity			(1)
Increase (decrease) due to corrections of prior period errors | Foreign currency translation reserve | Obuasi
Statement of changes in equity
Equity			0
Increase (decrease) due to corrections of prior period errors | Shareholders' equity
Statement of changes in equity
Equity			(11)		5
Increase (decrease) due to corrections of prior period errors | Shareholders' equity | Obuasi
Statement of changes in equity
Equity			(49)
Increase (decrease) due to corrections of prior period errors | Non- controlling interests
Statement of changes in equity
Equity			1		2
Increase (decrease) due to corrections of prior period errors | Non- controlling interests | Obuasi
Statement of changes in equity
Equity			0
Increase (decrease) due to corrections of prior period errors 1
Statement of financial position
Environmental rehabilitation and other provisions			43		47
Increase (decrease) due to corrections of prior period errors 2
Statement of financial position
Environmental rehabilitation and other provisions			$ 38		$ 29

[1]	The operating profit sub-total which was previously included in the presentation of the income statement has been removed
[2]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.3.2.

[3]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.3.2.

[4]	Comparative periods have been retrospectively restated, where indicated, due to the corporate restructuring and due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to notes 1.3.1 and 1.3.2.

[5]	Short-term provisions, which were previously reported as part of trade and other payables and other provisions, are now reported as part of environmental rehabilitation and other provisions on the statement of financial position. Refer to note 1.3.2.

[6]	Foreign currency translation reserve includes a loss of $1,411m (2022: $1,401m; 2021: $1,399m) that will not re-cycle through the income statement and a loss of
$35m (2022: $40m: 2021: $13m) relating to the foreign operations that will re-cycle through the income statement on disposal. Following the completion of the corporate restructuring transaction in September 2023, the Group’s parent company changed from being a South African domiciled parent company to a UK parent company. As the functional currency of the UK parent company has been assessed to be USD, exchange differences of ZAR entities included in the Group arising on consolidation post the effective date of the corporate restructuring transaction, will be re-cycled through the income statement on disposal.